UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of parent company condensed balance sheets (Parenthetical) (Details) - $ / shares	Jun. 30, 2025	May 23, 2025	May 22, 2025	Dec. 31, 2024	Feb. 20, 2023
Parent company condensed balance sheets
Ordinary shares, par value (per share)		$ 0.08			$ 0.01
Ordinary shares, shares authorized		25,000,000	200,000,000		200,000,000
Class A ordinary shares
Parent company condensed balance sheets
Ordinary shares, par value (per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	395,000,000	395,000,000		395,000,000
Ordinary shares, shares issued	2,014,893			2,014,893
Ordinary shares, shares outstanding	2,014,893			2,014,893
Class B ordinary shares
Parent company condensed balance sheets
Ordinary shares, par value (per share)	$ 0.0001
Ordinary shares, shares authorized	75,000,000	75,000,000
Ordinary shares, shares issued	1,052,063			1,052,063
Ordinary shares, shares outstanding	1,052,063			1,052,063
Parent company | Class A ordinary shares | Reportable Legal Entities
Parent company condensed balance sheets
Ordinary shares, par value (per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	395,000,000			395,000,000
Ordinary shares, shares issued	2,014,893			2,014,893
Ordinary shares, shares outstanding	2,014,893			2,014,893
Parent company | Class B ordinary shares | Reportable Legal Entities
Parent company condensed balance sheets
Ordinary shares, par value (per share)	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	75,000,000			75,000,000
Ordinary shares, shares issued	1,052,063			1,052,063
Ordinary shares, shares outstanding	1,052,063			1,052,063